Trade Notes and Accounts Receivable, Net - Carrying Amount (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 14,486,184	$ 19,748,850
U.S. dollar
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	3,610,639	2,829,234
Other currencies
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	45,114	107,510
Currencies other than Peso
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 3,655,753	$ 2,936,744